Item 1. Report to Shareholders

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                6 Months       Year
                   Ended      Ended
                 6/30/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
NET ASSET
VALUE

Beginning
of period       $  17.50   $  14.21   $  14.64   $  13.95   $  12.51   $  13.22

Investment
activities

  Net investment
  income (loss)     0.12       0.25       0.33       0.39       0.44       0.51

  Net realized
  and unrealized
  gain (loss)       0.78       3.36      (0.25)      1.03       2.27       0.41

  Total from
  investment
  activities        0.90       3.61       0.08       1.42       2.71       0.92

Distributions

  Net investment
  income              --      (0.26)     (0.28)     (0.38)     (0.45)     (0.50)

  Net realized
  gain                --      (0.06)     (0.23)     (0.35)     (0.82)     (1.13)

  Total
  distributions       --      (0.32)     (0.51)     (0.73)     (1.27)     (1.63)

NET ASSET
VALUE

End of period   $  18.40   $  17.50   $  14.21   $  14.64   $  13.95   $  12.51
                ---------------------------------------------------------------

Ratios/
Supplemental
Data

Total return^      5.14%     25.47%      0.54%*    10.26%     22.17%      7.07%

Ratio of total
expenses to
average net
assets             0.79%!     0.83%      0.85%      0.86%      0.87%      0.88%

Ratio of net
investment income
(loss) to average
net assets         1.42%!     1.85%      2.39%      2.85%      3.22%      3.44%

Portfolio
turnover rate      19.3%!     17.9%      17.6%      25.1%      32.4%      28.3%

Net assets,
end of period
(in millions)   $  3,715   $  2,942   $  1,853   $  1,405   $    914   $    856

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

*    Includes 0.07% effect of payment from the manager - See Note 4.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

PORTFOLIO OF INVESTMENTS (1)                  Shares/$ Par                Value
--------------------------------------------------------------------------------

COMMON STOCKS   62.7%


CONSUMER DISCRETIONARY   8.6%


Hotels, Restaurants &
Leisure   0.8%

Mandalay Resort Group                              220,000               15,101

Marriott, Class A                                  260,000               12,969

                                                                         28,070

Household Durables   2.2%

Fortune Brands                                     420,000               31,681

Newell Rubbermaid                                2,195,000               51,582

                                                                         83,263

Leisure Equipment &
Products   0.3%

Hasbro                                             660,000               12,540

                                                                         12,540

Media   4.5%

Comcast, Class A *                                 622,414               17,446

Disney                                             587,000               14,963

Meredith                                           585,000               32,152

New York Times, Class A                            500,000               22,355

Time Warner *                                    1,935,000               34,017

Washington Post, Class B                            48,000               44,640

                                                                        165,573

Specialty Retail   0.8%

Home Depot                                         855,000               30,096

Petrie Stores Liquidation Trust *                2,585,000                1,241

                                                                         31,337

Total Consumer Discretionary                                            320,783


CONSUMER STAPLES   3.0%


Food & Staples Retailing   0.9%

CVS                                                811,000               34,078

                                                                         34,078

Food Products   0.6%

General Mills                                      425,000               20,200

                                                                         20,200

Tobacco   1.5%

Altria Group                                       992,000               49,650

Loews                                              289,500                7,107

                                                                         56,757

Total Consumer Staples                                                  111,035


ENERGY   7.3%


Energy Equipment &
Services   1.0%

Baker Hughes                                       920,000               34,638

                                                                         34,638

Oil & Gas   6.3%

Amerada Hess                                       920,000               72,855

ChevronTexaco                                      246,300               23,179

Devon Energy                                       203,150               13,408

Imperial Oil                                       384,000               17,979

Marathon Oil                                       725,000               27,434

Murphy Oil                                         610,000               44,957

Royal Dutch Petroleum ADS                          665,000               34,360

                                                                        234,172

Total Energy                                                            268,810


FINANCIALS   9.9%


Capital Markets   0.8%

Lehman Brothers                                    395,000               29,724

                                                                         29,724

Commercial Banks   0.4%

Royal Bank of Scotland Group (GBP)                 495,000               14,250

                                                                         14,250

Insurance   7.8%

Assurant                                           922,000               24,322

Genworth Financial, Class A *                    1,305,000               29,950

Hartford Financial Services                        192,700               13,246

Loews                                              611,000               36,636

Marsh & McLennan                                 1,150,000               52,187

Prudential                                         661,000               30,717

SAFECO                                           1,018,000               44,792

Saint Paul Companies                               531,000               21,527

UnumProvident                                      696,500               11,074

White Mountains Insurance Group                     51,700               26,367

                                                                        290,818

Real Estate   0.9%

Rouse, REIT                                        668,278               31,743

                                                                         31,743

Total Financials                                                        366,535


HEALTH CARE   5.7%


Health Care Equipment &
Supplies   0.9%

Baxter International                               917,000               31,646

                                                                         31,646

Health Care Providers &
Services   1.0%

AmerisourceBergen                                  650,000               38,857

                                                                         38,857

Pharmaceuticals   3.8%

Bristol-Myers Squibb                             1,032,000               25,284

Merck                                              806,000               38,285

Schering-Plough                                  1,512,000               27,942

Wyeth                                            1,383,000               50,009

                                                                        141,520

Total Health Care                                                       212,023


INDUSTRIALS & BUSINESS
SERVICES   8.3%


Aerospace & Defense   2.1%

Honeywell International                            761,000               27,876

Lockheed Martin                                    930,000               48,434

                                                                         76,310

Air Freight & Logistics   1.4%

Ryder System                                     1,310,000               52,492

                                                                         52,492

Commercial Services &
Supplies   1.7%

R.R. Donnelley                                     300,000                9,906

ServiceMaster                                    2,485,000               30,615

Waste Management                                   750,000               22,988

                                                                         63,509

Industrial Conglomerates   1.7%

3M                                                 252,000               22,682

Tyco International                               1,263,000               41,856

                                                                         64,538

Road & Rail   1.4%

Burlington Northern Santa Fe                       858,000               30,090

CSX                                                680,000               22,283

                                                                         52,373

Total Industrials & Business
Services                                                                309,222


INFORMATION TECHNOLOGY   1.3%


Computers & Peripherals   0.7%

Hewlett-Packard                                  1,221,000               25,763

                                                                         25,763

IT Services   0.4%

Electronic Data Systems                            750,000               14,363

                                                                         14,363

Semiconductor & Semiconductor
Equipment   0.2%

Texas Instruments                                  335,000                8,100

                                                                          8,100

Total Information Technology                                             48,226


MATERIALS   11.0%


Chemicals   4.4%

Agrium                                           1,238,100               18,014

Dow Chemical                                       340,000               13,838

DuPont                                             950,000               42,199

Great Lakes Chemical                               830,000               22,460

Octel !                                            990,000               26,067

Potash Corp./Saskatchewan                          440,000               42,636

                                                                        165,214

Containers & Packaging   0.1%

Longview Fibre *                                   144,200                2,124

                                                                          2,124

Metals & Mining   5.1%

Alcoa                                              430,000               14,203

Newmont Mining                                   2,295,000               88,954

Nucor                                              745,000               57,186

Phelps Dodge *                                     362,000               28,059

                                                                        188,402

Paper & Forest Products   1.4%

Bowater                                            570,000               23,706

Potlatch                                           710,000               29,565

                                                                         53,271

Total Materials                                                         409,011


TELECOMMUNICATION SERVICES   2.3%


Diversified Telecommunication
Services   2.3%

Qwest Communications International *             8,310,000               29,833

Sprint                                           1,335,000               23,496

Verizon Communications                             880,000               31,847

Total Telecommunication Services                                         85,176


UTILITIES   5.3%


Electric Utilities   3.7%

FirstEnergy                                      1,376,946               51,512

Pinnacle West Capital                              296,000               11,955

PPL                                                320,572               14,714

TXU                                                805,000               32,611

Unisource Energy                                 1,039,000               25,819

                                                                        136,611

Gas Utilities   0.4%

NiSource                                           772,000               15,919

                                                                         15,919

Multi-Utilities &
Unregulated Power   1.2%

Duke Energy                                      2,195,000               44,536

                                                                         44,536

Total Utilities                                                         197,066

Total Common Stocks
(Cost  $1,729,921)                                                    2,327,887


CONVERTIBLE PREFERRED STOCKS   6.6%


Amerada Hess                                       270,000               19,520

Baxter International                                55,000                3,133

Conseco *                                          360,000                9,688

El Paso Energy Capital Trust I                     124,300                3,474

Ford Motor Company Capital Trust II                435,000               23,821

Genworth Financial *                               718,000               20,307

Hercules Trust II                                   37,525               28,894

IMC Global                                         176,000               16,289

Newell Financial Trust I                           420,000               18,693

Owens-Illinois                                     325,000               10,923

Scottish RE Group                                  560,000               16,279

Travelers Property Casualty                        986,400               23,476

Unocal Capital Trust                               435,000               22,674

UnumProvident                                      110,000                3,678

UnumProvident !!*@                                 337,500                8,372

Xl Capital Ltd                                     635,000               16,123

Total Convertible Preferred Stocks
(Cost  $218,274)                                                        245,344


PREFERRED STOCKS   0.0%


Entergy-GSU                                         12,332                  659

Pacific Gas & Electric                              19,000                  477

Southern California Edison                           5,000                  491

Total Preferred Stocks (Cost  $874)                                       1,627

CONVERTIBLE BONDS   9.2%


America Online, Zero Coupon,
12/6/19                                         18,000,000               11,431

Amerisource Health Corp, 5.00%,
12/1/07                                         10,500,000               12,377

Corning, Zero Coupon,
11/8/15                                         38,500,000               30,358

Crown Castle International, 4.00%,
7/15/10 !                                       11,200,000               18,060

Delta Air Lines
  144A, 2.875%, 2/18/24                         35,500,000               23,385

  8.00%, 6/3/23                                  5,000,000                2,850

Duane Reade, 2.148%, 4/16/22                     9,215,000                5,253

GAP, 144A, 5.75%, 3/15/09                        6,000,000                9,383

King Pharmaceuticals, 2.75%, 11/15/21           16,700,000               15,476

Liberty Media, Class B, 3.25%, 3/15/31          21,700,000               19,148

Loews, 3.125%, 9/15/07                          24,100,000               23,031

Lowes, LYONs, 144A, 2/16/21                      3,500,000                3,024

Lucent Technologies, 8.00%, 8/1/31              27,700,000               31,216

Oak Industries, 4.875%, 3/1/08                   2,800,000                2,912

Radian Group, 2.25%, 1/1/22                      7,500,000                7,690

Red Hat, 144A, 0.50%, 1/15/24                   12,978,000               14,619

Roche Holdings, LYONs, 144A, 7/25/21            86,000,000               52,244

Scottish RE Group, 4.50%, 12/1/22                1,453,000                1,771

Selective Insurance, 1.616%, 9/23/32            15,400,000                8,532

Teck, 3.75%, 7/15/06                            18,600,000               17,903

Tyco International
  Class A, 144A, 2.75%, 1/15/18                  8,250,000               12,368

  Class B, 144A, 3.125%, 1/15/23                 4,125,000                6,684

USF&G, Zero Coupon, 3/3/09                      15,550,000               12,612

Total Convertible Bonds
(Cost $314,004)                                                         342,327


CORPORATE BONDS   0.4%


Potlatch, 10.00%, 7/15/11                        3,000,000                3,330

XM Satellite Radio
  12.00%, 6/15/10                                3,341,000                3,826

  STEP, 0%, 12/31/09                             5,660,442                5,321

Total Corporate Bonds
(Cost  $11,397)                                                          12,477

SHORT-TERM INVESTMENTS   20.7%


Money Market Fund   20.7%

T. Rowe Price Reserve
Investment Fund, 1.16% #!                      770,709,339              770,709

Total Short-Term Investments
(Cost  $770,709)                                                        770,709

Total Investments in Securities

99.6% of Net Assets
(Cost $3,045,179)                                          $          3,700,371
                                                           --------------------

(1)   Denominated in U.S. dollar unless otherwise noted

#     Seven-day yield

*     Non-income producing

!     Affiliated company - See Note 2.

!! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total value of such securities at period-end amounts to $8,372 and represents 0.2% of net assets

@ Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $121,707 and represents 3.3% of net assets

ADS   American Depository Shares

GBP   British pound

LYONs Liquid Yield Option Notes

REIT  Real Estate Investment Trust

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value

  Affiliated companies (cost $797,001)                     $            814,836

  Other companies (cost $2,248,178)                                   2,885,535

Total investments in securities                                       3,700,371

Other assets                                                             18,996

Total assets                                                          3,719,367

Liabilities

Total liabilities                                                         3,908

NET ASSETS                                                 $          3,715,459
                                                           --------------------

Net Assets Consist of:

Undistributed net investment
income (loss)                                              $             23,556

Undistributed net realized gain (loss)                                   62,825

Net unrealized gain (loss)                                              655,192

Paid-in-capital applicable to
201,915,754 shares of no par
value capital stock outstanding;
unlimited shares authorized                                           2,973,886

NET ASSETS                                                 $          3,715,459
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              18.40
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                        6/30/04
Investment Income (Loss)

Income
  Dividend                                                 $             29,208

  Interest                                                                7,373

  Total income                                                           36,581

Expenses
  Investment management                                                  10,161

  Shareholder servicing                                                   2,510

  Registration                                                              145

  Custody and accounting                                                    102

  Prospectus and shareholder reports                                         94

  Legal and audit                                                             9

  Trustees                                                                    5

  Miscellaneous                                                               2

  Total expenses                                                         13,028

  Expenses paid indirectly                                                   (3)

  Net expenses                                                           13,025

Net investment income (loss)                                             23,556

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                             50,814

  Foreign currency transactions                                             (48)

  Net realized gain (loss)                                               50,766

Change in net unrealized gain (loss) on securities                       92,310

Net realized and unrealized gain (loss)                                 143,076

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $            166,632
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $        23,556      $        41,282

  Net realized gain (loss)                          50,766               25,902

  Change in net unrealized gain (loss)              92,310              473,579

  Increase (decrease) in net
  assets from operations                           166,632              540,763

Distributions to shareholders
  Net investment income                                 --              (42,429)

  Net realized gain                                     --               (9,792)

  Decrease in net assets from
  distributions                                         --              (52,221)

Capital share transactions *
  Shares sold                                       892,393             966,031

  Distributions reinvested                              --               49,785

  Shares redeemed                                  (285,401)           (415,757)

  Increase (decrease) in net assets
  from capital share transactions                   606,992             600,059

Net Assets

Increase (decrease) during period                   773,624           1,088,601

Beginning of period                               2,941,835           1,853,234

End of period                                $    3,715,459      $    2,941,835
                                             -----------------------------------

(Including undistributed net
investment income of $23,556
at 6/30/04 and $0 at 12/31/03)

*Share information
  Shares sold                                       49,829               62,005

  Distributions reinvested                              --                2,923

  Shares redeemed                                  (15,981)             (27,232)

  Increase (decrease) in
  shares outstanding                                33,848               37,696

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Capital Appreciation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on June 30, 1986. The fund seeks maximum long-term capital appreciation by investing primarily in common stocks, and it may also hold fixed-income and other securities to help preserve principal value in uncertain or declining markets.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $41,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At June 30, 2004, the value of affiliated companies totaled $814,836,000, representing 22.0% of the value of the fund's investments in securities. For the six months then ended, $3,721,000 (12.6%) of dividend income and $225,000 (3.1%) of interest income, reflected in the accompanying financial statements resulted from the fund's transactions with affiliated companies.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $641,743,000 and $195,372,000, respectively, for the six months ended June 30, 2004. Sales of U.S. government securities aggregated $61,000,000 for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

At June 30, 2004, the cost of investments for federal income tax purposes was $3,045,179,000. Net unrealized gain aggregated $655,192,000 at period-end, of which $716,326,000 related to appreciated investments and $61,134,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $1,810,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent.
T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $1,836,000 for the six months ended June 30, 2004, of which $272,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $3,662,000.

On October 1, 2002, Price Associates paid the fund $1.3 million to fully reimburse the effect of not exercising a put option on a convertible bond. The payment increased total return for the year ended December 31, 2002 by 0.07%.

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Capital Appreciation Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Capital Appreciation Fund


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004